Organization and Principal Activities (Tables)	12 Months Ended
Jun. 30, 2023
Organization and Principal Activities [Abstract]
Schedule of Company and Its Subsidiaries	The following table sets forth information concerning the Company and its subsidiaries as of June 30, 2023:
Name of Entity	Date of Organization	Place of Organization	% of Ownership	Principal Activities
Ispire Technology Inc.	June 13, 2022	Delaware	Parent Company	Holding Company
Ispire International	July 6, 2022	BVI	100%	Holding Company
Aspire North America	February 22, 2020	California	100%	Sales and Marketing
Aspire Science	December 9, 2016	Hong Kong	100%	Sales and Marketing